Accrued Insurance (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Sep. 30, 2016
Accrued Insurance Details
Accrued insurance, current portion	$ 558	$ 700
Prepaid insurance claims	(501)	0
Accrued insurance, non-current	193	184
Total accrued insurance	250	884
Captive agreement assets	4,506	3,669
Gross accrued insurance	$ 4,756	$ 4,553